Reserves for Future Policy Benefits and Separate Account Liabilities - Separate Accounts by Major Category of Investment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Schedule of Fair Value of Separate Accounts by Major Category of Investment, Fair Value	$ 34,602	$ 33,776
Invested in Fixed Income Securities	17.00%	18.00%
Invested in Equity Securities	83.00%	82.00%
Equity securities, at fair value
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Schedule of Fair Value of Separate Accounts by Major Category of Investment, Fair Value	$ 33,240	$ 32,011
Cash
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Schedule of Fair Value of Separate Accounts by Major Category of Investment, Fair Value	1,362	1,765
GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	2,715
Deferred Annuitization | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 3,000	$ 2,600